LEASES (Tables)	6 Months Ended
Dec. 31, 2023
LEASES
Schedule of operating lease related assets and liabilities recorded on the balance sheets

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Rights of use lease assets - current	¥—	¥1,714,263	$241,449
Less: impairment	—	(834,975)	(117,604)
Rights of use lease assets, net - current	—	879,288	123,845

Rights of use lease assets - non - current	3,489,875	16,204,906	2,282,413
Less: impairment	(834,975)	—	—
Rights of use lease assets, net - non - current	2,654,900	16,204,906	2,282,413
Operating lease liabilities – current	¥3,066,146	¥722,857	$101,812
Operating lease liabilities – non-current	25,144	341,366	48,080
Total operating lease liabilities	¥3,091,290	¥1,064,223	$149,892

Schedule of weighted average remaining lease terms and discount rates for all of operating leases

	June 30,	December 31,
	2023	2023
		RMB
	RMB	(Unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	23.90	23.50
Weighted average discount rate	5.0%	5.0%

Schedule of maturities of lease liabilities

	RMB	US Dollars
Twelve months ending June 30,	(Unaudited)	(Unaudited)
2024	¥1,045,399	$147,241
2025	26,400	3,718
Total lease payments	1,071,799	150,959
Less: imputed interest	(7,576)	(1,067)
Present value of lease liabilities	1,064,223	149,892
Less: operating lease liabilities – current	722,857	101,812
Operating lease liabilities – non-current	¥341,366	$48,080